Liability for Unpaid Claims and Claim Adjustment Expenses - Liabilities for Unpaid Claims, Net of Reinsurance (Details) $ in Millions	Dec. 31, 2018 USD ($) claim	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Total liabilities for unpaid claims, net of reinsurance	$ 356.3
Medical Stop-Loss
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	968.9
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	825.9
Short duration contracts, Total liabilities for unpaid claims, net of reinsurance	143.0
Short duration contracts, Related IBNR Reserves	113.9
Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	640.4
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	433.6
Short duration contracts, Liabilities for unpaid claims prior to 2016, net of reinsurance	2.4
Short duration contracts, Total liabilities for unpaid claims, net of reinsurance	209.2
Short duration contracts, Related IBNR Reserves	55.6
2013 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	27.7	$ 27.5	$ 26.6	$ 23.0	$ 23.5	$ 21.9
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	23.2	22.8	22.0	21.3	19.7	$ 15.1
Short duration contracts, Related IBNR Reserves	$ 0.0
Short duration contracts, Cumulative Number of Reported Claims | claim	1,613
2014 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	$ 58.0	56.1	56.2	42.1	41.3
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	42.3	39.8	35.9	32.6	$ 25.3
Short duration contracts, Related IBNR Reserves	$ 0.0
Short duration contracts, Cumulative Number of Reported Claims | claim	3,895
2015 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	$ 90.0	90.8	92.1	73.6
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	69.8	66.1	57.1	$ 39.9
Short duration contracts, Related IBNR Reserves	$ 0.0
Short duration contracts, Cumulative Number of Reported Claims | claim	5,702
2016 | Medical Stop-Loss
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	$ 466.6	460.6
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	455.8	331.2
Short duration contracts, Liabilities for unpaid claims prior to 2016, net of reinsurance	0.0
Short duration contracts, Related IBNR Reserves	$ 8.5
Short duration contracts, Cumulative Number of Reported Claims | claim	5,753
2016 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	$ 103.5	105.6	106.5
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	80.1	74.2	$ 53.4
Short duration contracts, Related IBNR Reserves	$ 0.0
Short duration contracts, Cumulative Number of Reported Claims | claim	6,889
2017 | Medical Stop-Loss
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	$ 502.3
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	370.1
Short duration contracts, Related IBNR Reserves	$ 105.4
Short duration contracts, Cumulative Number of Reported Claims | claim	3,079
2017 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	$ 153.1	157.9
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	112.0	$ 80.7
Short duration contracts, Related IBNR Reserves	$ 5.1
Short duration contracts, Cumulative Number of Reported Claims | claim	9,714
2018 | Group Life and DI
Liability for Claims and Claims Adjustment Expense [Line Items]
Short duration contracts, Incurred Claims, Net of Reinsurance	$ 208.1
Short duration contracts, Cumulative Paid Claims, Net of Reinsurance	106.2
Short duration contracts, Related IBNR Reserves	$ 50.5
Short duration contracts, Cumulative Number of Reported Claims | claim	11,506